LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Prepayments Deposits And Other Assets [Abstract]
Summary Of Long-term prepayments, deposits and other assets
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2023	2022

Other long-term assets	$22,327	$16,824
Less: accumulated amortization	(10,289)	(4,309)

Other long-term assets, net	12,038	12,515
Long-term prepayments	9,217	29,250
Other deposits and other	5,323	4,582
Deposits for acquisition of property and equipment	931	1,645
Deferred financing costs, net	278	333

Long-term prepayments, deposits and other assets	$27,787	$48,325